Equipment Deposit - Schedule of Equipment Deposit (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Equipment Deposit [Abstract]
Carrying value as at beginning of period	$ 29,260,847	$ 29,260,847
Addition during the period
Carrying value as at end of period	$ 29,260,847	$ 29,260,847